Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2021
Securitizations
Securitizations
in	6M21	6M20
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	0	30
Proceeds from transfer of assets	999	4,862
Cash received on interests that continue to be held	26	21
RMBS
Net gain [1]	62	22
Proceeds from transfer of assets	20,876	11,373
Purchases of previously transferred financial assets or its underlying collateral	(1,072)	0
Servicing fees	1	1
Cash received on interests that continue to be held	430	457
Other asset-backed financings
Net gain [1]	47	61
Proceeds from transfer of assets	6,802	4,766
Purchases of previously transferred financial assets or its underlying collateral	(699)	(638)
Fees [2]	81	72
Cash received on interests that continue to be held	7	11
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q21	4Q20
CHF million
CMBS
Principal amount outstanding	16,247	17,421
Total assets of SPE	23,079	24,455
RMBS
Principal amount outstanding	58,318	47,324
Total assets of SPE	58,318	47,863
Other asset-backed financings
Principal amount outstanding	26,307	24,968
Total assets of SPE	55,188	50,817
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M21							6M20
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			92				1,337			172				1,646
of which level 2			82				1,019			158				1,465
of which level 3			10				318			14				181
Weighted-average life, in years			7.4				5.0			8.1				3.6
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	3.0	–	32.8			–	[2]	1.0	–	38.2
Cash flow discount rate (rate per annum), in % [3]	1.8	–	4.5		1.0	–	15.4	1.4	–	9.2		0.7	–	24.7
Expected credit losses (rate per annum), in % [4]	0.9	–	3.9		0.1	–	13.7	4.0	–	8.6		3.3	–	22.9
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2Q21											4Q20
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			232				2,382			319				296				1,851			350
of which non-investment grade			38				330			18				36				631			23
Weighted-average life, in years			6.0				4.0			5.5				5.6				4.0			4.8
Prepayment speed assumption (rate per annum), in % [3]			–		5.2	–	30.0			–				–		4.0	–	50.1			–
Impact on fair value from 10% adverse change			–				(40.0)			–				–				(43.7)			–
Impact on fair value from 20% adverse change			–				(78.0)			–				–				(92.1)			–
Cash flow discount rate (rate per annum), in % [4]	1.7	–	31.5		0.7	–	29.7	0.3	–	28.0		0.6	–	38.2		0.3	–	39.7	0.7	–	27.7
Impact on fair value from 10% adverse change			(2.9)				(32.5)			(3.7)				(4.9)				(22.4)			(4.2)
Impact on fair value from 20% adverse change			(5.6)				(62.7)			(7.3)				(9.6)				(43.5)			(8.2)
Expected credit losses (rate per annum), in % [5]	0.9	–	13.0		0.2	–	28.6	0.3	–	28.0		0.4	–	14.7		0.6	–	39.6	0.7	–	26.8
Impact on fair value from 10% adverse change			(1.8)				(25.9)			(3.5)				(4.3)				(20.2)			(4.5)
Impact on fair value from 20% adverse change			(3.5)				(50.2)			(6.8)				(8.5)				(39.2)			(8.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q21	4Q20
CHF million
Other asset-backed financings
Trading assets	721	496
Other assets	198	246
Liability to SPE, included in other liabilities	(919)	(742)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q21	4Q20
CHF billion
Government debt securities	15.8	12.1
Corporate debt securities	8.6	7.7
Asset-backed securities	4.3	6.0
Other	3.0	1.9
Securities sold under repurchase agreements	31.7	27.7
Government debt securities	0.2	0.4
Corporate debt securities	0.3	0.1
Equity securities	3.3	3.5
Other	0.0	0.1
Securities lending transactions	3.8	4.1
Government debt securities	4.7	5.8
Corporate debt securities	4.4	5.6
Equity securities	29.4	39.3
Other	0.2	0.1
Obligation to return securities received as collateral, at fair value	38.7	50.8
Total	74.2	82.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q21 (CHF billion)
Securities sold under repurchase agreements	3.4		16.4		2.6	9.3	31.7
Securities lending transactions	3.8		0.0		0.0	0.0	3.8
Obligation to return securities received as collateral, at fair value	38.6		0.0		0.0	0.1	38.7
Total	45.8		16.4		2.6	9.4	74.2
4Q20 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.0		0.0		0.1	0.0	4.1
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.0		12.1		6.3	4.2	82.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
		Financial intermediation
end of	CP Conduit	Securi- tizations	Funds	Loans	Other		Total
2Q21 (CHF million)
Cash and due from banks	0	39	16	21	171		247
Trading assets	0	1,068	54	788	6		1,916
Other investments	0	0	109	877	245		1,231
Net loans	603	0	61	22	0		686
Other assets	24	540	31	82	811		1,488
of which loans held-for-sale	0	57	26	0	0		83
of which premises and equipment	0	0	0	29	0		29
Total assets of consolidated VIEs	627	1,647	271	1,790	1,233		5,568
Customer deposits	0	0	0	0	1		1
Trading liabilities	0	0	0	9	0		9
Short-term borrowings	4,700	29	0	0	1,755	[1]	6,484
Long-term debt	93	1,180	0	3	43		1,319
Other liabilities	70	1	4	70	92		237
Total liabilities of consolidated VIEs	4,863	1,210	4	82	1,891		8,050
4Q20 (CHF million)
Cash and due from banks	0	23	22	37	8		90
Trading assets	0	1,255	50	840	19		2,164
Other investments	0	0	129	920	202		1,251
Net loans	653	0	51	29	167		900
Other assets	21	979	15	82	779		1,876
of which loans held-for-sale	0	462	10	0	0		472
of which premises and equipment	0	0	0	30	4		34
Total assets of consolidated VIEs	674	2,257	267	1,908	1,175		6,281
Customer deposits	0	0	0	0	1		1
Trading liabilities	0	0	0	10	0		10
Short-term borrowings	4,178	0	0	0	0		4,178
Long-term debt	0	1,701	0	10	35		1,746
Other liabilities	53	1	3	73	78		208
Total liabilities of consolidated VIEs	4,231	1,702	3	93	114		6,143
1 Reflects the Group’s MCNs outstanding as of the end of 2Q21; these MCNs were issued by Credit Suisse Group (Guernsey) VII Limited, a consolidated VIE of the Group.

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2Q21 (CHF million)
Trading assets	257	0		4,480	921	24	7,930	13,612
Net loans	631	547		365	2,770	8,778	1,375	14,466
Other assets	7	0		302	177	0	546	1,032
Total variable interest assets	895	547		5,147	3,868	8,802	9,851	29,110
Maximum exposure to loss	1,532	5,966		7,887	3,868	13,568	10,593	43,414
Total assets of non-consolidated VIEs	11,001	12,544		106,170	163,757	37,131	31,092	361,695
4Q20 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	119	0	344	468
Total variable interest assets	609	371		5,237	3,199	7,055	9,900	26,371
Maximum exposure to loss	852	5,538		7,329	3,199	11,235	10,226	38,379
Total assets of non-consolidated VIEs	8,553	11,148		127,785	89,686	26,186	33,140	296,498
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd.

Bank
Securitizations
Securitizations
in	6M21	6M20
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	0	30
Proceeds from transfer of assets	999	4,862
Cash received on interests that continue to be held	26	21
RMBS
Net gain [1]	62	22
Proceeds from transfer of assets	20,876	11,373
Purchases of previously transferred financial assets or its underlying collateral	(1,072)	0
Servicing fees	1	1
Cash received on interests that continue to be held	430	457
Other asset-backed financings
Net gain [1]	47	61
Proceeds from transfer of assets	6,802	4,766
Purchases of previously transferred financial assets or its underlying collateral	(699)	(638)
Fees [2]	81	72
Cash received on interests that continue to be held	7	11
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M21	2020
CHF million
CMBS
Principal amount outstanding	16,247	17,421
Total assets of SPE	23,079	24,455
RMBS
Principal amount outstanding	58,318	47,324
Total assets of SPE	58,318	47,863
Other asset-backed financings
Principal amount outstanding	26,307	24,968
Total assets of SPE	55,188	50,817
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M21							6M20
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			92				1,337			172				1,646
of which level 2			82				1,019			158				1,465
of which level 3			10				318			14				181
Weighted-average life, in years			7.4				5.0			8.1				3.6
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	3.0	–	32.8			–	[2]	1.0	–	38.2
Cash flow discount rate (rate per annum), in % [3]	1.8	–	4.5		1.0	–	15.4	1.4	–	9.2		0.7	–	24.7
Expected credit losses (rate per annum), in % [4]	0.9	–	3.9		0.1	–	13.7	4.0	–	8.6		3.3	–	22.9
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	6M21											2020
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			232				2,382			319				296				1,851			350
of which non-investment grade			38				330			18				36				631			23
Weighted-average life, in years			6.0				4.0			5.5				5.6				4.0			4.8
Prepayment speed assumption (rate per annum), in % [3]			–		5.2	–	30.0			–				–		4.0	–	50.1			–
Impact on fair value from 10% adverse change			–				(40.0)			–				–				(43.7)			–
Impact on fair value from 20% adverse change			–				(78.0)			–				–				(92.1)			–
Cash flow discount rate (rate per annum), in % [4]	1.7	–	31.5		0.7	–	29.7	0.3	–	28.0		0.6	–	38.2		0.3	–	39.7	0.7	–	27.7
Impact on fair value from 10% adverse change			(2.9)				(32.5)			(3.7)				(4.9)				(22.4)			(4.2)
Impact on fair value from 20% adverse change			(5.6)				(62.7)			(7.3)				(9.6)				(43.5)			(8.2)
Expected credit losses (rate per annum), in % [5]	0.9	–	13.0		0.2	–	28.6	0.3	–	28.0		0.4	–	14.7		0.6	–	39.6	0.7	–	26.8
Impact on fair value from 10% adverse change			(1.8)				(25.9)			(3.5)				(4.3)				(20.2)			(4.5)
Impact on fair value from 20% adverse change			(3.5)				(50.2)			(6.8)				(8.5)				(39.2)			(8.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M21	2020
CHF million
Other asset-backed financings
Trading assets	721	496
Other assets	198	246
Liability to SPE, included in other liabilities	(919)	(742)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M21	2020
CHF billion
Government debt securities	15.9	12.2
Corporate debt securities	8.6	7.7
Asset-backed securities	4.3	6.0
Other	3.0	1.8
Securities sold under repurchase agreements	31.8	27.7
Government debt securities	0.2	0.4
Corporate debt securities	0.3	0.1
Equity securities	3.3	3.5
Other	0.0	0.1
Securities lending transactions	3.8	4.1
Government debt securities	4.7	5.8
Corporate debt securities	4.4	5.6
Equity securities	29.4	39.3
Other	0.2	0.1
Obligation to return securities received as collateral, at fair value	38.7	50.8
Total	74.3	82.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M21 (CHF billion)
Securities sold under repurchase agreements	3.4		16.5		2.6	9.3	31.8
Securities lending transactions	3.8		0.0		0.0	0.0	3.8
Obligation to return securities received as collateral, at fair value	38.6		0.0		0.0	0.1	38.7
Total	45.8		16.5		2.6	9.4	74.3
2020 (CHF billion)
Securities sold under repurchase agreements	5.8		11.8		5.9	4.2	27.7
Securities lending transactions	4.0		0.0		0.1	0.0	4.1
Obligation to return securities received as collateral, at fair value	50.2		0.3		0.3	0.0	50.8
Total	60.0		12.1		6.3	4.2	82.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
		Financial intermediation
end of	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M21 (CHF million)
Cash and due from banks	0	39	16	21	171	247
Trading assets	0	1,068	54	788	6	1,916
Other investments	0	0	109	877	245	1,231
Net loans	603	0	61	22	0	686
Other assets	24	540	31	67	792	1,454
of which loans held-for-sale	0	57	26	0	0	83
of which premises and equipment	0	0	0	14	0	14
Total assets of consolidated VIEs	627	1,647	271	1,775	1,214	5,534
Customer deposits	0	0	0	0	1	1
Trading liabilities	0	0	0	9	0	9
Short-term borrowings	4,700	29	0	0	0	4,729
Long-term debt	93	1,180	0	3	43	1,319
Other liabilities	70	1	4	72	84	231
Total liabilities of consolidated VIEs	4,863	1,210	4	84	128	6,289
2020 (CHF million)
Cash and due from banks	0	23	22	37	8	90
Trading assets	0	1,255	50	840	19	2,164
Other investments	0	0	129	920	202	1,251
Net loans	653	0	51	29	167	900
Other assets	21	979	15	65	778	1,858
of which loans held-for-sale	0	462	10	0	0	472
of which premises and equipment	0	0	0	13	4	17
Total assets of consolidated VIEs	674	2,257	267	1,891	1,174	6,263
Customer deposits	0	0	0	0	1	1
Trading liabilities	0	0	0	10	0	10
Short-term borrowings	4,178	0	0	0	0	4,178
Long-term debt	0	1,701	0	10	35	1,746
Other liabilities	53	1	3	72	78	207
Total liabilities of consolidated VIEs	4,231	1,702	3	92	114	6,142

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
6M21 (CHF million)
Trading assets	257	0		4,480	920	24	7,930	13,611
Net loans	631	547		365	2,770	8,778	1,375	14,466
Other assets	7	0		302	174	0	546	1,029
Total variable interest assets	895	547		5,147	3,864	8,802	9,851	29,106
Maximum exposure to loss	1,532	5,966		7,887	3,864	13,568	10,593	43,410
Total assets of non-consolidated VIEs	11,001	12,544		106,170	162,600	37,131	25,776	355,222
2020 (CHF million)
Trading assets	250	0		4,500	1,113	66	8,617	14,546
Net loans	357	371		734	1,967	6,989	939	11,357
Other assets	2	0		3	110	0	344	459
Total variable interest assets	609	371		5,237	3,190	7,055	9,900	26,362
Maximum exposure to loss	852	5,538		7,329	3,190	11,235	10,226	38,370
Total assets of non-consolidated VIEs	8,553	11,148		127,785	87,618	26,186	25,759	287,049
1 Includes liquidity facilities provided to third-party CP conduits through Alpine Securities Ltd.